Cullen Capital Management, LLC

Olympic Tower

645 Fifth Avenue

New York, New York 10022

November 2, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Cullen Funds Trust (the “Trust”) File numbers: 811-09871 and 333-33302

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and
b.	the text of Post-Effective Amendment No. 33 to the Trust’s registration statement was filed with the Commission via EDGAR and became effective on October 28, 2011.

The Trust is filing this letter to amend the letter filed pursuant to Rule 497(j) under the Securities Act on November 3, 2011, which also referenced the prospectus in paragraph (a) thereof.

Please do not hesitate to contact the undersigned at (212) 644-1800 with any comments or questions you might have.

Very truly yours,

/s/ Jeffrey T. Battaglia

Jeffrey T. Battaglia